Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000192464
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	I
Trading Symbol	QRPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$308	5.92%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 308
Expense Ratio, Percent	5.92%
AssetsNet	$ 312,481,372
Holdings Count | Holding	2,431
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$312,481,372 Total Number of Portfolio Holdings2,431 Portfolio Turnover Rate (excludes derivatives, if any)94%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.2
Utilities	2.2
Consumer Discretionary	(2.5)
Energy	(2.7)
Materials	(3.0)
Communication Services	3.8
Information Technology	4.3
Industrials	4.9
U.S. Treasury Obligations	10.2
Financials	10.3
Investment Companies	58.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	162.0	(141.8)
Investment Companies	58.4	0.0
U.S. Treasury Obligations	10.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.7)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000192463
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	N
Trading Symbol	QRPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$320	6.17%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	6.17%
AssetsNet	$ 312,481,372
Holdings Count | Holding	2,431
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$312,481,372 Total Number of Portfolio Holdings2,431 Portfolio Turnover Rate (excludes derivatives, if any)94%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.2
Utilities	2.2
Consumer Discretionary	(2.5)
Energy	(2.7)
Materials	(3.0)
Communication Services	3.8
Information Technology	4.3
Industrials	4.9
U.S. Treasury Obligations	10.2
Financials	10.3
Investment Companies	58.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	162.0	(141.8)
Investment Companies	58.4	0.0
U.S. Treasury Obligations	10.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.7)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000192465
Shareholder Report [Line Items]
Fund Name	AQR Alternative Risk Premia Fund
Class Name	R6
Trading Symbol	QRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$302	5.82%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 302
Expense Ratio, Percent	5.82%
AssetsNet	$ 312,481,372
Holdings Count | Holding	2,431
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$312,481,372 Total Number of Portfolio Holdings2,431 Portfolio Turnover Rate (excludes derivatives, if any)94%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.2
Utilities	2.2
Consumer Discretionary	(2.5)
Energy	(2.7)
Materials	(3.0)
Communication Services	3.8
Information Technology	4.3
Industrials	4.9
U.S. Treasury Obligations	10.2
Financials	10.3
Investment Companies	58.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	162.0	(141.8)
Investment Companies	58.4	0.0
U.S. Treasury Obligations	10.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.7)
Warrants	0.0	(0.0)Footnote Reference†
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000261312
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	I
Trading Symbol	QCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$9	2.39%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	2.39%
AssetsNet	$ 13,498,503
Holdings Count | Holding	1,918
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,498,503 Total Number of Portfolio Holdings1,918 Portfolio Turnover Rate (excludes derivatives, if any)71%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.2)
Communication Services	0.3
Consumer Discretionary	(0.5)
Information Technology	0.6
Real Estate	(0.7)
Energy	(0.7)
Health Care	0.8
Financials	0.9
Utilities	(1.0)
Consumer Staples	(2.3)
Investment Companies	79.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.3	(57.8)
Investment Companies	79.0	0.0
Preferred Stocks	0.0	(0.3)

C000261314
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	N
Trading Symbol	QCFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$10	2.64%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	2.64%
AssetsNet	$ 13,498,503
Holdings Count | Holding	1,918
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,498,503 Total Number of Portfolio Holdings1,918 Portfolio Turnover Rate (excludes derivatives, if any)71%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.2)
Communication Services	0.3
Consumer Discretionary	(0.5)
Information Technology	0.6
Real Estate	(0.7)
Energy	(0.7)
Health Care	0.8
Financials	0.9
Utilities	(1.0)
Consumer Staples	(2.3)
Investment Companies	79.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.3	(57.8)
Investment Companies	79.0	0.0
Preferred Stocks	0.0	(0.3)

C000261313
Shareholder Report [Line Items]
Fund Name	AQR CVX Fusion Fund
Class Name	R6
Trading Symbol	QCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of June 18, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$8	2.29%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	2.29%
AssetsNet	$ 13,498,503
Holdings Count | Holding	1,918
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,498,503 Total Number of Portfolio Holdings1,918 Portfolio Turnover Rate (excludes derivatives, if any)71%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.2)
Communication Services	0.3
Consumer Discretionary	(0.5)
Information Technology	0.6
Real Estate	(0.7)
Energy	(0.7)
Health Care	0.8
Financials	0.9
Utilities	(1.0)
Consumer Staples	(2.3)
Investment Companies	79.0

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.3	(57.8)
Investment Companies	79.0	0.0
Preferred Stocks	0.0	(0.3)

C000070968
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	I
Trading Symbol	ADAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$92	1.81%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
AssetsNet	$ 1,877,876,349
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	186.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,877,876,349 Total Number of Portfolio Holdings583 Portfolio Turnover Rate (excludes derivatives, if any)186%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Industrials	1.4
Materials	1.7
Communication Services	2.2
Health Care	4.2
Utilities	4.6
Information Technology	5.4
Consumer Discretionary	6.4
Financials	12.6
U.S. Treasury Obligations	30.4
Investment Companies	30.6

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	48.2	(1.8)
Common Stocks	12.9	(31.2)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	30.4	0.0
Corporate Bonds	6.4	(0.8)
Units	4.3	0.0
Closed-End Funds	0.8	0.0
Convertible Preferred Stocks	0.7	0.0
Warrants	0.3	0.0
Rights	0.2	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000070967
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	N
Trading Symbol	ADANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$105	2.06%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.06%
AssetsNet	$ 1,877,876,349
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	186.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,877,876,349 Total Number of Portfolio Holdings583 Portfolio Turnover Rate (excludes derivatives, if any)186%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Industrials	1.4
Materials	1.7
Communication Services	2.2
Health Care	4.2
Utilities	4.6
Information Technology	5.4
Consumer Discretionary	6.4
Financials	12.6
U.S. Treasury Obligations	30.4
Investment Companies	30.6

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	48.2	(1.8)
Common Stocks	12.9	(31.2)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	30.4	0.0
Corporate Bonds	6.4	(0.8)
Units	4.3	0.0
Closed-End Funds	0.8	0.0
Convertible Preferred Stocks	0.7	0.0
Warrants	0.3	0.0
Rights	0.2	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000145937
Shareholder Report [Line Items]
Fund Name	AQR Diversified Arbitrage Fund
Class Name	R6
Trading Symbol	QDARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$87	1.71%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
AssetsNet	$ 1,877,876,349
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	186.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,877,876,349 Total Number of Portfolio Holdings583 Portfolio Turnover Rate (excludes derivatives, if any)186%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Industrials	1.4
Materials	1.7
Communication Services	2.2
Health Care	4.2
Utilities	4.6
Information Technology	5.4
Consumer Discretionary	6.4
Financials	12.6
U.S. Treasury Obligations	30.4
Investment Companies	30.6

Security Type as % of Net Assets

Asset Type	Long	Short
Convertible Bonds	48.2	(1.8)
Common Stocks	12.9	(31.2)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	30.4	0.0
Corporate Bonds	6.4	(0.8)
Units	4.3	0.0
Closed-End Funds	0.8	0.0
Convertible Preferred Stocks	0.7	0.0
Warrants	0.3	0.0
Rights	0.2	0.0
Others	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000219592
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	I
Trading Symbol	QDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,636,734,886
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
C000219593
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	N
Trading Symbol	QDSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 3,636,734,886
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
C000219591
Shareholder Report [Line Items]
Fund Name	AQR Diversifying Strategies Fund
Class Name	R6
Trading Symbol	QDSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 3,636,734,886
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	4.00%
C000145994
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	I
Trading Symbol	QMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$359	6.74%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 359
Expense Ratio, Percent	6.74%
AssetsNet	$ 2,150,407,033
Holdings Count | Holding	1,787
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,150,407,033 Total Number of Portfolio Holdings1,787 Portfolio Turnover Rate (excludes derivatives, if any)207%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.3)
Consumer Staples	(2.8)
Energy	(3.0)
Utilities	(4.8)
Consumer Discretionary	4.9
Real Estate	(5.7)
Health Care	5.7
Industrials	6.6
Financials	13.3
Investment Companies	37.4
U.S. Treasury Obligations	43.6

Geographic Allocation

Country	% of Net Assets
United States	83.9
Japan	4.7
United Kingdom	2.1
Italy	2.0
France	1.1
Spain	0.9
Finland	0.6
Germany	0.6
China	0.5
Netherlands	0.4
Others	(1.9)

C000145995
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	N
Trading Symbol	QMNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$372	6.99%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 372
Expense Ratio, Percent	6.99%
AssetsNet	$ 2,150,407,033
Holdings Count | Holding	1,787
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,150,407,033 Total Number of Portfolio Holdings1,787 Portfolio Turnover Rate (excludes derivatives, if any)207%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.3)
Consumer Staples	(2.8)
Energy	(3.0)
Utilities	(4.8)
Consumer Discretionary	4.9
Real Estate	(5.7)
Health Care	5.7
Industrials	6.6
Financials	13.3
Investment Companies	37.4
U.S. Treasury Obligations	43.6

Geographic Allocation

Country	% of Net Assets
United States	83.9
Japan	4.7
United Kingdom	2.1
Italy	2.0
France	1.1
Spain	0.9
Finland	0.6
Germany	0.6
China	0.5
Netherlands	0.4
Others	(1.9)

C000145996
Shareholder Report [Line Items]
Fund Name	AQR Equity Market Neutral Fund
Class Name	R6
Trading Symbol	QMNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$354	6.64%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 354
Expense Ratio, Percent	6.64%
AssetsNet	$ 2,150,407,033
Holdings Count | Holding	1,787
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,150,407,033 Total Number of Portfolio Holdings1,787 Portfolio Turnover Rate (excludes derivatives, if any)207%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.3)
Consumer Staples	(2.8)
Energy	(3.0)
Utilities	(4.8)
Consumer Discretionary	4.9
Real Estate	(5.7)
Health Care	5.7
Industrials	6.6
Financials	13.3
Investment Companies	37.4
U.S. Treasury Obligations	43.6

Geographic Allocation

Country	% of Net Assets
United States	83.9
Japan	4.7
United Kingdom	2.1
Italy	2.0
France	1.1
Spain	0.9
Finland	0.6
Germany	0.6
China	0.5
Netherlands	0.4
Others	(1.9)

C000127655
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	I
Trading Symbol	QLEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$350	6.49%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 350
Expense Ratio, Percent	6.49%
AssetsNet	$ 5,195,201,825
Holdings Count | Holding	1,835
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,195,201,825 Total Number of Portfolio Holdings1,835 Portfolio Turnover Rate (excludes derivatives, if any)164%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.2
Materials	(1.7)
Consumer Discretionary	2.1
Utilities	(3.1)
Health Care	3.5
Real Estate	(4.8)
Industrials	5.7
Consumer Staples	(6.0)
Financials	12.7
Investment Companies	36.5
U.S. Treasury Obligations	43.4

Geographic Allocation

Country	% of Net Assets
United States	81.9
Japan	4.1
United Kingdom	2.9
Italy	1.4
France	1.2
Germany	0.6
Finland	0.5
China	0.4
Sweden	0.4
Canada	0.3
Others	(3.2)

C000127656
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	N
Trading Symbol	QLENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$363	6.74%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 363
Expense Ratio, Percent	6.74%
AssetsNet	$ 5,195,201,825
Holdings Count | Holding	1,835
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,195,201,825 Total Number of Portfolio Holdings1,835 Portfolio Turnover Rate (excludes derivatives, if any)164%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.2
Materials	(1.7)
Consumer Discretionary	2.1
Utilities	(3.1)
Health Care	3.5
Real Estate	(4.8)
Industrials	5.7
Consumer Staples	(6.0)
Financials	12.7
Investment Companies	36.5
U.S. Treasury Obligations	43.4

Geographic Allocation

Country	% of Net Assets
United States	81.9
Japan	4.1
United Kingdom	2.9
Italy	1.4
France	1.2
Germany	0.6
Finland	0.5
China	0.4
Sweden	0.4
Canada	0.3
Others	(3.2)

C000145944
Shareholder Report [Line Items]
Fund Name	AQR Long-Short Equity Fund
Class Name	R6
Trading Symbol	QLERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$346	6.39%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 346
Expense Ratio, Percent	6.39%
AssetsNet	$ 5,195,201,825
Holdings Count | Holding	1,835
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,195,201,825 Total Number of Portfolio Holdings1,835 Portfolio Turnover Rate (excludes derivatives, if any)164%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.2
Materials	(1.7)
Consumer Discretionary	2.1
Utilities	(3.1)
Health Care	3.5
Real Estate	(4.8)
Industrials	5.7
Consumer Staples	(6.0)
Financials	12.7
Investment Companies	36.5
U.S. Treasury Obligations	43.4

Geographic Allocation

Country	% of Net Assets
United States	81.9
Japan	4.1
United Kingdom	2.9
Italy	1.4
France	1.2
Germany	0.6
Finland	0.5
China	0.4
Sweden	0.4
Canada	0.3
Others	(3.2)

C000261309
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	I
Trading Symbol	QLFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$24	14.39%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	14.39%
AssetsNet	$ 6,094,725
Holdings Count | Holding	1,624
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,094,725 Total Number of Portfolio Holdings1,624 Portfolio Turnover Rate (excludes derivatives, if any)136%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.8
Energy	(3.2)
Materials	5.0
Consumer Staples	(5.3)
Real Estate	(7.3)
Health Care	9.1
Industrials	10.8
Utilities	(11.5)
Financials	15.2
Investment Companies	62.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	263.5	(250.5)
Investment Companies	62.7	0.0
Preferred Stocks	0.1	(0.8)

C000261311
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	N
Trading Symbol	QLFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$24	14.64%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	14.64%
AssetsNet	$ 6,094,725
Holdings Count | Holding	1,624
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,094,725 Total Number of Portfolio Holdings1,624 Portfolio Turnover Rate (excludes derivatives, if any)136%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.8
Energy	(3.2)
Materials	5.0
Consumer Staples	(5.3)
Real Estate	(7.3)
Health Care	9.1
Industrials	10.8
Utilities	(11.5)
Financials	15.2
Investment Companies	62.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	263.5	(250.5)
Investment Companies	62.7	0.0
Preferred Stocks	0.1	(0.8)

C000261310
Shareholder Report [Line Items]
Fund Name	AQR LSE Fusion Fund
Class Name	R6
Trading Symbol	QLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$24	14.29%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	14.29%
AssetsNet	$ 6,094,725
Holdings Count | Holding	1,624
InvestmentCompanyPortfolioTurnover	136.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,094,725 Total Number of Portfolio Holdings1,624 Portfolio Turnover Rate (excludes derivatives, if any)136%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.8
Energy	(3.2)
Materials	5.0
Consumer Staples	(5.3)
Real Estate	(7.3)
Health Care	9.1
Industrials	10.8
Utilities	(11.5)
Financials	15.2
Investment Companies	62.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	263.5	(250.5)
Investment Companies	62.7	0.0
Preferred Stocks	0.1	(0.8)

C000138522
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	I
Trading Symbol	QGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$78	1.54%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
AssetsNet	$ 472,702,480
Holdings Count | Holding	959
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,702,480 Total Number of Portfolio Holdings959 Portfolio Turnover Rate (excludes derivatives, if any)53%
Holdings [Text Block]

Sector Allocation

Value	Value
Consumer Staples	4.4
Reverse Repurchase Agreements	(8.9)
U.S. Treasury Obligations	43.7
Investment Companies	49.0

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.0	0.0
U.S. Treasury Obligations	43.7	0.0
Reverse Repurchase Agreements	0.0	(8.9)
Common Stocks	4.4	0.0

C000138523
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	N
Trading Symbol	QGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$90	1.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.79%
AssetsNet	$ 472,702,480
Holdings Count | Holding	959
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,702,480 Total Number of Portfolio Holdings959 Portfolio Turnover Rate (excludes derivatives, if any)53%
Holdings [Text Block]

Sector Allocation

Value	Value
Consumer Staples	4.4
Reverse Repurchase Agreements	(8.9)
U.S. Treasury Obligations	43.7
Investment Companies	49.0

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.0	0.0
U.S. Treasury Obligations	43.7	0.0
Reverse Repurchase Agreements	0.0	(8.9)
Common Stocks	4.4	0.0

C000145947
Shareholder Report [Line Items]
Fund Name	AQR Macro Opportunities Fund
Class Name	R6
Trading Symbol	QGMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$73	1.44%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
AssetsNet	$ 472,702,480
Holdings Count | Holding	959
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$472,702,480 Total Number of Portfolio Holdings959 Portfolio Turnover Rate (excludes derivatives, if any)53%
Holdings [Text Block]

Sector Allocation

Value	Value
Consumer Staples	4.4
Reverse Repurchase Agreements	(8.9)
U.S. Treasury Obligations	43.7
Investment Companies	49.0

Security Type as % of Net Assets

Asset Type	Long	Short
Investment Companies	49.0	0.0
U.S. Treasury Obligations	43.7	0.0
Reverse Repurchase Agreements	0.0	(8.9)
Common Stocks	4.4	0.0

C000082154
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	I
Trading Symbol	AQMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$173	3.44%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	3.44%
AssetsNet	$ 1,903,603,229
Holdings Count | Holding	2,605
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,903,603,229 Total Number of Portfolio Holdings2,605 Portfolio Turnover Rate (excludes derivatives, if any)219%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.8)
Consumer Discretionary	(0.8)
Communication Services	1.0
Industrials	1.1
Energy	(1.1)
Information Technology	1.2
Health Care	1.3
Materials	(1.6)
Consumer Staples	(1.9)
Investment Companies	21.8
U.S. Treasury Obligations	62.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	84.8	(85.9)
U.S. Treasury Obligations	62.4	0.0
Investment Companies	21.8	0.0
Preferred Stocks	0.0	(0.5)

C000082155
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	N
Trading Symbol	AQMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$186	3.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	3.69%
AssetsNet	$ 1,903,603,229
Holdings Count | Holding	2,605
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,903,603,229 Total Number of Portfolio Holdings2,605 Portfolio Turnover Rate (excludes derivatives, if any)219%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.8)
Consumer Discretionary	(0.8)
Communication Services	1.0
Industrials	1.1
Energy	(1.1)
Information Technology	1.2
Health Care	1.3
Materials	(1.6)
Consumer Staples	(1.9)
Investment Companies	21.8
U.S. Treasury Obligations	62.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	84.8	(85.9)
U.S. Treasury Obligations	62.4	0.0
Investment Companies	21.8	0.0
Preferred Stocks	0.0	(0.5)

C000145938
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy Fund
Class Name	R6
Trading Symbol	AQMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$168	3.34%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	3.34%
AssetsNet	$ 1,903,603,229
Holdings Count | Holding	2,605
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,903,603,229 Total Number of Portfolio Holdings2,605 Portfolio Turnover Rate (excludes derivatives, if any)219%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.8)
Consumer Discretionary	(0.8)
Communication Services	1.0
Industrials	1.1
Energy	(1.1)
Information Technology	1.2
Health Care	1.3
Materials	(1.6)
Consumer Staples	(1.9)
Investment Companies	21.8
U.S. Treasury Obligations	62.4

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	84.8	(85.9)
U.S. Treasury Obligations	62.4	0.0
Investment Companies	21.8	0.0
Preferred Stocks	0.0	(0.5)

C000127657
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	I
Trading Symbol	QMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$256	5.05%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	5.05%
AssetsNet	$ 643,135,742
Holdings Count | Holding	2,644
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$643,135,742 Total Number of Portfolio Holdings2,644 Portfolio Turnover Rate (excludes derivatives, if any)234%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Utilities	(0.9)
Consumer Discretionary	(1.4)
Industrials	1.4
Energy	(1.4)
Health Care	1.5
Materials	(2.1)
Information Technology	2.4
Consumer Staples	(3.3)
Investment Companies	19.2
U.S. Treasury Obligations	51.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	120.1	(123.1)
U.S. Treasury Obligations	51.2	0.0
Investment Companies	19.2	0.0
Preferred Stocks	0.0	(0.6)

C000127658
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	N
Trading Symbol	QMHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$269	5.30%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	5.30%
AssetsNet	$ 643,135,742
Holdings Count | Holding	2,644
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$643,135,742 Total Number of Portfolio Holdings2,644 Portfolio Turnover Rate (excludes derivatives, if any)234%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Utilities	(0.9)
Consumer Discretionary	(1.4)
Industrials	1.4
Energy	(1.4)
Health Care	1.5
Materials	(2.1)
Information Technology	2.4
Consumer Staples	(3.3)
Investment Companies	19.2
U.S. Treasury Obligations	51.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	120.1	(123.1)
U.S. Treasury Obligations	51.2	0.0
Investment Companies	19.2	0.0
Preferred Stocks	0.0	(0.6)

C000145945
Shareholder Report [Line Items]
Fund Name	AQR Managed Futures Strategy HV Fund
Class Name	R6
Trading Symbol	QMHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$252	4.95%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	4.95%
AssetsNet	$ 643,135,742
Holdings Count | Holding	2,644
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$643,135,742 Total Number of Portfolio Holdings2,644 Portfolio Turnover Rate (excludes derivatives, if any)234%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Utilities	(0.9)
Consumer Discretionary	(1.4)
Industrials	1.4
Energy	(1.4)
Health Care	1.5
Materials	(2.1)
Information Technology	2.4
Consumer Staples	(3.3)
Investment Companies	19.2
U.S. Treasury Obligations	51.2

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	120.1	(123.1)
U.S. Treasury Obligations	51.2	0.0
Investment Companies	19.2	0.0
Preferred Stocks	0.0	(0.6)

C000261316
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	I
Trading Symbol	QMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$14	8.30%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	8.30%
AssetsNet	$ 18,272,189
Holdings Count | Holding	1,910
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,272,189 Total Number of Portfolio Holdings1,910 Portfolio Turnover Rate (excludes derivatives, if any)109%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(1.7)
Consumer Discretionary	1.4
Energy	(1.7)
Materials	2.6
Consumer Staples	(2.7)
Real Estate	(3.8)
Health Care	4.8
Industrials	5.4
Utilities	(5.9)
Financials	7.9
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	136.0	(129.3)
Investment Companies	57.9	0.0
Preferred Stocks	0.0Footnote Reference†	(0.4)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000261315
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	N
Trading Symbol	QMFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$14	8.55%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	8.55%
AssetsNet	$ 18,272,189
Holdings Count | Holding	1,910
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,272,189 Total Number of Portfolio Holdings1,910 Portfolio Turnover Rate (excludes derivatives, if any)109%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(1.7)
Consumer Discretionary	1.4
Energy	(1.7)
Materials	2.6
Consumer Staples	(2.7)
Real Estate	(3.8)
Health Care	4.8
Industrials	5.4
Utilities	(5.9)
Financials	7.9
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	136.0	(129.3)
Investment Companies	57.9	0.0
Preferred Stocks	0.0Footnote Reference†	(0.4)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000261317
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion Fund
Class Name	R6
Trading Symbol	QMFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$14	8.20%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	8.20%
AssetsNet	$ 18,272,189
Holdings Count | Holding	1,910
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,272,189 Total Number of Portfolio Holdings1,910 Portfolio Turnover Rate (excludes derivatives, if any)109%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(1.7)
Consumer Discretionary	1.4
Energy	(1.7)
Materials	2.6
Consumer Staples	(2.7)
Real Estate	(3.8)
Health Care	4.8
Industrials	5.4
Utilities	(5.9)
Financials	7.9
Investment Companies	57.9

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	136.0	(129.3)
Investment Companies	57.9	0.0
Preferred Stocks	0.0Footnote Reference†	(0.4)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000261320
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	I
Trading Symbol	QHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class I	$27	16.25%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	16.25%
AssetsNet	$ 10,130,060
Holdings Count | Holding	1,891
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,130,060 Total Number of Portfolio Holdings1,891 Portfolio Turnover Rate (excludes derivatives, if any)137%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.9
Energy	(3.3)
Materials	5.2
Consumer Staples	(5.4)
Real Estate	(7.6)
Health Care	9.5
Industrials	10.8
Utilities	(11.9)
Financials	15.7
Investment Companies	22.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	271.8	(258.4)
Investment Companies	22.1	0.0
Preferred Stocks	0.1	(0.9)

C000261319
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	N
Trading Symbol	QHFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class N	$27	16.50%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	16.50%
AssetsNet	$ 10,130,060
Holdings Count | Holding	1,891
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,130,060 Total Number of Portfolio Holdings1,891 Portfolio Turnover Rate (excludes derivatives, if any)137%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.9
Energy	(3.3)
Materials	5.2
Consumer Staples	(5.4)
Real Estate	(7.6)
Health Care	9.5
Industrials	10.8
Utilities	(11.9)
Financials	15.7
Investment Companies	22.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	271.8	(258.4)
Investment Companies	22.1	0.0
Preferred Stocks	0.1	(0.9)

C000261318
Shareholder Report [Line Items]
Fund Name	AQR MS Fusion HV Fund
Class Name	R6
Trading Symbol	QHFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of June 25, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class R6	$27	16.15%
Footnote	Description
Footnote*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote**	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	16.15%
AssetsNet	$ 10,130,060
Holdings Count | Holding	1,891
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,130,060 Total Number of Portfolio Holdings1,891 Portfolio Turnover Rate (excludes derivatives, if any)137%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(3.3)
Consumer Discretionary	2.9
Energy	(3.3)
Materials	5.2
Consumer Staples	(5.4)
Real Estate	(7.6)
Health Care	9.5
Industrials	10.8
Utilities	(11.9)
Financials	15.7
Investment Companies	22.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	271.8	(258.4)
Investment Companies	22.1	0.0
Preferred Stocks	0.1	(0.9)

C000091909
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	I
Trading Symbol	AQRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$55	1.04%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,286,295,811
Holdings Count | Holding	1,298
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,286,295,811 Total Number of Portfolio Holdings1,298 Portfolio Turnover Rate (excludes derivatives, if any)61%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.4
Energy	1.4
Communication Services	2.9
Health Care	4.3
Industrials	5.0
Consumer Discretionary	5.5
Financials	9.4
Foreign Government Securities	11.2
Information Technology	12.8
Investment Companies	16.4
U.S. Treasury Obligations	25.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.7	(13.0)
U.S. Treasury Obligations	25.7	0.0
Investment Companies	16.4	0.0
Foreign Government Securities	11.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000091908
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	N
Trading Symbol	AQRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$67	1.29%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 1,286,295,811
Holdings Count | Holding	1,298
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,286,295,811 Total Number of Portfolio Holdings1,298 Portfolio Turnover Rate (excludes derivatives, if any)61%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.4
Energy	1.4
Communication Services	2.9
Health Care	4.3
Industrials	5.0
Consumer Discretionary	5.5
Financials	9.4
Foreign Government Securities	11.2
Information Technology	12.8
Investment Companies	16.4
U.S. Treasury Obligations	25.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.7	(13.0)
U.S. Treasury Obligations	25.7	0.0
Investment Companies	16.4	0.0
Foreign Government Securities	11.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000145939
Shareholder Report [Line Items]
Fund Name	AQR Multi-Asset Fund
Class Name	R6
Trading Symbol	AQRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$49	0.94%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,286,295,811
Holdings Count | Holding	1,298
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,286,295,811 Total Number of Portfolio Holdings1,298 Portfolio Turnover Rate (excludes derivatives, if any)61%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.4
Energy	1.4
Communication Services	2.9
Health Care	4.3
Industrials	5.0
Consumer Discretionary	5.5
Financials	9.4
Foreign Government Securities	11.2
Information Technology	12.8
Investment Companies	16.4
U.S. Treasury Obligations	25.7

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	55.7	(13.0)
U.S. Treasury Obligations	25.7	0.0
Investment Companies	16.4	0.0
Foreign Government Securities	11.2	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Warrants	0.0	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000115560
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	I
Trading Symbol	ARCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	1.00%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 796,540,530
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$796,540,530 Total Number of Portfolio Holdings456 Portfolio Turnover Rate (excludes derivatives, if any)0%
C000115559
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	N
Trading Symbol	ARCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$64	1.25%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 796,540,530
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$796,540,530 Total Number of Portfolio Holdings456 Portfolio Turnover Rate (excludes derivatives, if any)0%
C000145941
Shareholder Report [Line Items]
Fund Name	AQR Risk-Balanced Commodities Strategy Fund
Class Name	R6
Trading Symbol	QRCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.90%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 796,540,530
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$796,540,530 Total Number of Portfolio Holdings456 Portfolio Turnover Rate (excludes derivatives, if any)0%
C000130629
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	I
Trading Symbol	QSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$362	6.97%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 362
Expense Ratio, Percent	6.97%
AssetsNet	$ 1,477,662,669
Holdings Count | Holding	2,128
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,477,662,669 Total Number of Portfolio Holdings2,128 Portfolio Turnover Rate (excludes derivatives, if any)76%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.7
Real Estate	(3.4)
Health Care	3.4
Materials	(4.4)
Industrials	4.5
Energy	(5.2)
Communication Services	5.2
Information Technology	6.2
Financials	15.0
U.S. Treasury Obligations	26.9
Investment Companies	36.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	207.0	(182.0)
Investment Companies	36.1	0.0
U.S. Treasury Obligations	26.9	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000130630
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	N
Trading Symbol	QSPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$375	7.22%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 375
Expense Ratio, Percent	7.22%
AssetsNet	$ 1,477,662,669
Holdings Count | Holding	2,128
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,477,662,669 Total Number of Portfolio Holdings2,128 Portfolio Turnover Rate (excludes derivatives, if any)76%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.7
Real Estate	(3.4)
Health Care	3.4
Materials	(4.4)
Industrials	4.5
Energy	(5.2)
Communication Services	5.2
Information Technology	6.2
Financials	15.0
U.S. Treasury Obligations	26.9
Investment Companies	36.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	207.0	(182.0)
Investment Companies	36.1	0.0
U.S. Treasury Obligations	26.9	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000145946
Shareholder Report [Line Items]
Fund Name	AQR Style Premia Alternative Fund
Class Name	R6
Trading Symbol	QSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$357	6.87%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 357
Expense Ratio, Percent	6.87%
AssetsNet	$ 1,477,662,669
Holdings Count | Holding	2,128
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,477,662,669 Total Number of Portfolio Holdings2,128 Portfolio Turnover Rate (excludes derivatives, if any)76%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.7
Real Estate	(3.4)
Health Care	3.4
Materials	(4.4)
Industrials	4.5
Energy	(5.2)
Communication Services	5.2
Information Technology	6.2
Financials	15.0
U.S. Treasury Obligations	26.9
Investment Companies	36.1

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	207.0	(182.0)
Investment Companies	36.1	0.0
U.S. Treasury Obligations	26.9	0.0
Preferred Stocks	0.0Footnote Reference†	(1.0)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

C000232928
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	I
Trading Symbol	QNZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$194	3.79%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	3.79%
AssetsNet	$ 60,497,141
Holdings Count | Holding	2,376
InvestmentCompanyPortfolioTurnover	210.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$60,497,141 Total Number of Portfolio Holdings2,376 Portfolio Turnover Rate (excludes derivatives, if any)210%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.5)
Communication Services	0.5
Consumer Discretionary	(0.7)
Information Technology	1.0
Industrials	1.2
Energy	(1.2)
Materials	(1.4)
Consumer Staples	(1.6)
Health Care	2.1
U.S. Treasury Obligations	2.5
Investment Companies	70.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	80.7	(80.9)
Investment Companies	70.8	0.0
U.S. Treasury Obligations	2.5	0.0
Preferred Stocks	0.0	(0.4)

C000232926
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	N
Trading Symbol	QNZNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$207	4.04%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	4.04%
AssetsNet	$ 60,497,141
Holdings Count | Holding	2,376
InvestmentCompanyPortfolioTurnover	210.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$60,497,141 Total Number of Portfolio Holdings2,376 Portfolio Turnover Rate (excludes derivatives, if any)210%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.5)
Communication Services	0.5
Consumer Discretionary	(0.7)
Information Technology	1.0
Industrials	1.2
Energy	(1.2)
Materials	(1.4)
Consumer Staples	(1.6)
Health Care	2.1
U.S. Treasury Obligations	2.5
Investment Companies	70.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	80.7	(80.9)
Investment Companies	70.8	0.0
U.S. Treasury Obligations	2.5	0.0
Preferred Stocks	0.0	(0.4)

C000232927
Shareholder Report [Line Items]
Fund Name	AQR Trend Total Return Fund
Class Name	R6
Trading Symbol	QNZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$189	3.69%
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	3.69%
AssetsNet	$ 60,497,141
Holdings Count | Holding	2,376
InvestmentCompanyPortfolioTurnover	210.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$60,497,141 Total Number of Portfolio Holdings2,376 Portfolio Turnover Rate (excludes derivatives, if any)210%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	(0.5)
Communication Services	0.5
Consumer Discretionary	(0.7)
Information Technology	1.0
Industrials	1.2
Energy	(1.2)
Materials	(1.4)
Consumer Staples	(1.6)
Health Care	2.1
U.S. Treasury Obligations	2.5
Investment Companies	70.8

Security Type as % of Net Assets

Asset Type	Long	Short
Common Stocks	80.7	(80.9)
Investment Companies	70.8	0.0
U.S. Treasury Obligations	2.5	0.0
Preferred Stocks	0.0	(0.4)